                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-21276
                                  ----------------------------------------------

                        J.P. Morgan Fleming Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               522 Fifth Avenue, New York,             NY 10036
--------------------------------------------------------------------------------
        (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   December 31, 2004
                         -------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                   JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES     ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 95.7%
               COMMON STOCKS -- 93.0%
               ADVERTISING -- 0.1%
         7     aQuantive, Inc. *                                              $         66
         4     R.H. Donnelley Corp. *                                                  197

                                                                              ------------
                                                                                       263
               AEROSPACE -- 1.3%
         7     AAR Corp. * +                                                            83
        17     Aviall, Inc. *                                                          349
         7     Curtiss-Wright Corp.                                                    406
         0^^   Ducommun, Inc. *                                                          7
        10     Esterline Technologies Corp. *                                          315
        36     Goodrich Corp.                                                        1,116
         5     HEICO Corp.                                                              90
        13     Kaman Corp., Class A                                                    154
        42     Moog, Inc., Class A *                                                 1,516
         8     Orbital Sciences Corp. *                                                 94
         4     Triumph Group, Inc. *                                                   135

                                                                              ------------
                                                                                     4,265
               AIRLINES -- 0.3%
         4     Alaska Air Group, Inc. *                                                 99
         9     Continental Airlines, Inc., Class B *                                    77
        27     ExpressJet Holdings, Inc. *                                             269
         9     Northwest Airlines Corp. *                                               70
        21     SkyWest, Inc.                                                           314

                                                                              ------------
                                                                                       829
               APPAREL -- 1.9%
        10     Kellwood Co.                                                            361
         5     Kenneth Cole Productions, Inc., Class A                                 135
       110     Phillips-Van Heusen Corp.                                             2,444
         7     Quiksilver, Inc. *                                                      173
       181     Russell Corp.                                                         3,046
        22     Tommy Hilfiger Corp. (Hong Kong) *                                      214

                                                                              ------------
                                                                                     6,373
               APPLIANCES & HOUSEHOLD DURABLES -- 0.6%
         7     Applica, Inc. *                                                          28
         0^^   Furniture Brands International, Inc.                                     10
        30     Jacuzzi Brands, Inc. *                                                  281
        89     Maytag Corp.                                                          1,635

                                                                              ------------
                                                                                     1,954
               AUTOMOTIVE -- 1.1%
        10     Aftermarket Technology Corp. *                                          125
         4     American Axle & Manufacturing Holdings, Inc.                            117
         4     Keystone Automotive Industries, Inc. *                                   77
        10     Lithia Motors, Inc., Class A                                            215
        11     Oshkosh Truck Corp.                                                     650
         2     Sonic Automotive, Inc.                                                   48
         4     Superior Industries International, Inc.                                 120
        28     Tenneco Automotive, Inc. *                                              362
        23     Tower Automotive, Inc. *                                                 48
        45     Visteon Corp.                                                           356

        45     Winnebago Industries, Inc.                                            1,568

                                                                              ------------
                                                                                     3,686
               BANKING -- 5.6%
         3     ABC Bancorp +                                                            69
         5     Amcore Financial, Inc.                                                  128
         3     AmericanWest Bancorp *                                                   49
        24     Astoria Financial Corp.                                                 859
         1     Bancfirst Corp.                                                          32
         1     Bank of the Ozarks, Inc.                                                 18
        25     BankAtlantic Bancorp, Inc., Class A                                     463
         2     Banner Corp.                                                             56
       138     Brookline Bancorp, Inc.                                               2,154
         1     Capital Corp of the West                                                 34
         4     Capitol Bancorp LTD                                                     117
        12     Chemical Financial Corp.                                                431
         2     City Holding Co.                                                         49
         4     Columbia Banking Systems, Inc.                                           99
         1     Commercial Capital Bancorp, Inc.                                         20
        63     Commercial Federal Corp.                                              1,708
        14     Community Bank System, Inc.                                             349
         4     Community Trust Bancorp, Inc.                                           115
        16     Corus Bankshares, Inc.                                                  673
        10     Cullen/Frost Bankers, Inc.                                              483
         9     Dime Community Bancshares                                               157
         8     EuroBancshares, Inc. (Puerto Rico) *                                    151
         0^^   Financial Institutions, Inc.                                              2
         0^^   First Citizens BancShares, Inc., Class A                                 12
         3     First Financial Holdings, Inc.                                           78
         7     First Niagara Financial Group, Inc.                                      87
         1     First Oak Brook Bancshares, Inc.                                         28
         7     First Republic Bank                                                     308
         5     FirstFed Financial Corp. *                                              230
        10     Flagstar Bancorp, Inc.                                                  211
        35     Gold Banc Corp., Inc.                                                   478
         1     Great Southern Bancorp, Inc.                                             19
        12     Greater Bay Bancorp                                                     351
        21     Hanmi Financial Corp.                                                   637
         5     Hibernia Corp., Class A                                                 132
        21     Hudson River Bancorp                                                    389
        11     IBERIABANK Corp.                                                        652
        12     Independent Bank Corp.                                                  337
        12     Independent Bank Corp. - Massachusetts                                  365
        14     Irwin Financial Corp.                                                   367
         0^^   Lakeland Financial Corp.                                                  3
         9     MAF Bancorp, Inc.                                                       371
         0^^   MainSource Financial Group, Inc.                                         10
         1     MB Financial, Inc.                                                       24
         3     MBT Financial Corp.                                                      59
         4     Mercantile Bank Corp.                                                   149
        10     Mid-State Bancshares                                                    255
         0^^   Nara Bancorp, Inc.                                                        8
        18     NetBank, Inc.                                                           182
         0^^   Old Second Bancorp, Inc.                                                  6
         8     Oriental Financial Group, Inc. (Puerto Rico)                            214
         0^^   Peoples Bancorp, Inc.                                                    11
         8     Provident Bankshares Corp.                                              252
        13     R&G Financial Corp. (Puerto Rico), Class B                              516
        31     Republic Bancorp, Inc.                                                  482
         1     Republic Bancorp, Inc., Class A                                          29
         0^^   Royal Bancshares of Pennsylvania, Class A                                 7
         0^^   SCBT Financial Corp.                                                     12
         4     Silicon Valley Bancshares *                                             149
         4     Simmons First National Corp., Class A                                   105
         3     Southside Bancshares, Inc.                                               69
         0^^   Southwest Bancorp, Inc.                                                   4
         5     State Financial Services Corp., Class A                                 129
        18     Sterling Financial Corp. *                                              642

         7     Sterling Financial Corp. - Pennsylvania                                 187
         4     Summit Bancshares, Inc.                                                 136
         2     Sun Bancorp, Inc. *                                                      43
         5     Taylor Capital Group, Inc.                                              110
        17     The Colonial BancGroup, Inc.                                            339
         7     TierOne Corp.                                                           166
         3     TriCo Bancshares                                                         67
         5     Umpqua Holdings Corp.                                                   111
        10     United Bankshares, Inc.                                                 347
        16     W Holding Co., Inc. (Puerto Rico)                                       303
        22     West Coast Bancorp                                                      462
         1     Western Sierra Bancorp *                                                 47
         1     Wintrust Financial Corp.                                                 40

                                                                              ------------
                                                                                    18,943
               BIOTECHNOLOGY -- 2.7%
         0^^   Alexion Pharmaceuticals, Inc. *                                           5
         7     Applera Corp. - Celera Genomics Group *                                  84
         4     Bio-Rad Laboratories, Inc., Class A *                                   184
       119     Cambrex Corp.                                                         2,610
         3     Cell Genesys, Inc. *                                                     30
         7     Cytogen Corp. *                                                          77
        10     Cytokinetics, Inc. *                                                    129
        74     Genelabs Technologies *                                                 193
        12     Human Genome Sciences, Inc. *                                           128
       100     Pharmaceutical Product Development, Inc. *                            3,615
        84     Serologicals Corp. *                                                  1,950
         8     Telik, Inc. *                                                           180

                                                                              ------------
                                                                                     9,185
               BROADCASTING/CABLE -- 0.4%
        49     Charter Communications, Inc., Class A *                                 131
        39     Mediacom Communications Corp., Class A *                                256
         0^^   Pulitzer, Inc.                                                           20
       137     Sinclair Broadcast Group, Inc., Class A                               1,000

                                                                              ------------
                                                                                     1,407
               BUSINESS SERVICES -- 2.2%
       136     Administaff, Inc. *                                                   1,585
         1     Banta Corp.                                                              52
        19     Century Business Services, Inc. *                                        85
         0^^   Charles River Associates, Inc. *                                         15
         4     Clark, Inc. *                                                            49
         0^^   Consolidated Graphics, Inc. *                                            17
       224     Convergys Corp. *                                                     3,003
         3     Cornell Companies, Inc. *                                                41
        11     Dollar Thrifty Automotive Group, Inc. *                                 275
        14     Gartner, Inc., Class A *                                                160
         4     Harris Interactive, Inc. *                                               24
         2     infoUSA, Inc. *                                                          17
        43     Kelly Services, Inc., Class A                                         1,157
         1     MAXIMUS, Inc., *                                                         37
         8     Metris Companies, Inc. *                                                 81
         2     NCO Group, Inc. *                                                        62
         5     Parexel International Corp. *                                            94
         4     PDI, Inc. *                                                             113
        23     Spherion Corp. *                                                        182
        17     TeleTech Holdings, Inc. *                                               160
         9     Tyler Technologies, Inc. *                                               75
         0^^   Volt Information Sciences, Inc. *                                        12

                                                                              ------------
                                                                                     7,296
               CHEMICALS -- 3.2%
        17     Cabot Corp.                                                             644
        12     Crompton Corp.                                                          116
        12     Cytec Industries, Inc.                                                  578
        27     Engelhard Corp.                                                         764

        11     FMC Corp. *                                                             520
        16     Georgia Gulf Corp.                                                      709
        12     HB Fuller Co.                                                           329
        30     Hercules, Inc. *                                                        420
         0^^   Kronos Worldwide, Inc.                                                    7
         4     Millennium Chemicals, Inc. *                                             78
         5     Minerals Technologies, Inc.                                             271
         9     NewMarket Corp. *                                                       186
        11     Octel Corp. (United Kingdom)                                            242
         3     OM Group, Inc. *                                                         91
        66     PolyOne Corp. *                                                         494
       212     RPM International, Inc.                                               3,748
         7     Valhi, Inc.                                                             104
        26     Valspar Corp.                                                         1,204
        30     W.R. Grace & Co. *                                                      282
        15     Wellman, Inc.                                                           128

                                                                              ------------
                                                                                    10,915
               COMPUTER NETWORKS -- 0.2%
        30     Adaptec, Inc. *                                                         224
         6     Anixter International, Inc.                                             207
         4     Black Box Corp.                                                         148
         5     SafeNet, Inc. *                                                         128

                                                                              ------------
                                                                                       707
               COMPUTER SOFTWARE -- 2.5%
        10     Aspen Technology, Inc. *                                                 66
         3     CACI International, Inc., Class A *                                     132
       176     Cadence Design Systems, Inc. *                                        2,290
        16     Ciber, Inc. *                                                           119
        38     CompuCom Systems, Inc. *                                                175
         5     Computer Programs & Systems, Inc.                                       108
         6     DSP Group, Inc. *                                                       118
         5     E.piphany, Inc. *                                                        19
        49     Global Payments, Inc.                                                 2,636
         0^^   Hyperion Solutions Corp. *                                                3
         2     Intergraph Corp. *                                                       62
         0^^   Magma Design Automation, Inc. *                                           6
        10     ManTech International Corp., Class A *                                  185
         6     Manugistics Group, Inc. *                                                14
         5     NetIQ Corp. *                                                            55
        37     Parametric Technology Corp. *                                           197
        12     Per-Se Technologies, Inc. *                                             167
        19     Perot Systems Corp., Class A *                                          299
         6     Progress Software Corp. *                                               127
        11     Secure Computing Corp. *                                                 81
       113     Sybase, Inc. *                                                        1,563

                                                                              ------------
                                                                                     8,422
               COMPUTERS/COMPUTER HARDWARE -- 1.2%
        16     Agilysys, Inc.                                                          268
         6     Electronics for Imaging, Inc. *                                          96
       214     Emulex Corp. *                                                        2,465
        28     Gateway, Inc. *                                                         138
        10     Hutchinson Technology, Inc. *                                           259
        10     Imagistics International, Inc. *                                        333
         3     Komag, Inc. *                                                            47
        11     Maxtor Corp. *                                                           59
         4     PalmOne, Inc. *                                                         128
        28     Quantum Corp. *                                                          65
         5     RadiSys Corp. *                                                          63
        56     Silicon Graphics, Inc. *                                                 79
         8     Sykes Enterprises, Inc. *                                                38

                                                                              ------------
                                                                                     4,038
               CONSTRUCTION -- 2.7%
         2     Beazer Homes USA, Inc.                                                  257

         1     Dominion Homes, Inc. *                                                   14
         5     Dycom Industries, Inc. *                                                142
         1     EMCOR Group, Inc. *                                                      53
        80     Hovnanian Enterprises, Inc., Class A *                                3,224
         6     Levitt Corp., Class A                                                   150
        31     Meritage Corp. *                                                      2,460
        42     Standard-Pacific Corp.                                                2,345
        16     WCI Communities, Inc. *                                                 370

                                                                              ------------
                                                                                     9,015
               CONSTRUCTION MATERIALS -- 0.4%
         3     Ameron International Corp.                                              112
         0^^   Eagle Materials, Inc.                                                    21
         1     Genlyte Group, Inc. *                                                    90
         2     NCI Building Systems, Inc. *                                             48
         7     Texas Industries, Inc.                                                  350
        14     Universal Forest Products, Inc.                                         468
        14     USG Corp. *                                                             263

                                                                              ------------
                                                                                     1,352
               CONSUMER PRODUCTS -- 2.9%
        18     American Greetings Corp., Class A *                                     457
        79     Chattem, Inc. *                                                       2,541
         0^^   CSS Industries, Inc.                                                      5
         1     Department 56, Inc. *                                                    23
        31     Harman International Industries, Inc.                                 3,341
        10     Kimball International, Class B                                          139
        11     Playtex Products, Inc. *                                                 69
        18     Revlon, Inc., Class A *                                                  44
        30     The Scotts Co., Class A *                                             1,937
         6     Toro Co.                                                                382
         3     Tupperware Corp.                                                         51
        20     Universal Corp.                                                         906

                                                                              ------------
                                                                                     9,895
               CONSUMER SERVICES -- 1.5%
         8     Alderwoods Group, Inc. (Canada) *                                        74
         4     Arbitron, Inc. *                                                        146
        11     First Health Group Corp. *                                              174
         0^^   MemberWorks, Inc. *                                                      10
        37     Regis Corp.                                                           1,474
        15     Rent-Way, Inc. *                                                        105
        81     Stewart Enterprises, Inc., Class A *                                    566
         9     The GEO Group, Inc. *                                                   182
       139     United Rentals, Inc. *                                                2,207

                                                                              ------------
                                                                                     4,938
               DISTRIBUTION -- 0.6%
         5     Building Material Holding Corp.                                         138
        67     Watsco, Inc.                                                          2,020
         1     WESCO International, Inc. *                                              32

                                                                              ------------
                                                                                     2,190
              ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.1%
         5     Analogic Corp.                                                          204
         4     Bel Fuse, Inc., Class B                                                 146
         9     Benchmark Electronics, Inc. *                                           270
        81     Checkpoint Systems, Inc. *                                            1,255
        14     CTS Corp.                                                               174
        10     Encore Wire Corp. *                                                     136
        81     FLIR Systems, Inc. *                                                  4,708
        10     Integrated Electrical Services, Inc. *                                   49
         4     MTS Systems Corp.                                                        87
        90     Paxar Corp. *                                                         2,040
        45     PerkinElmer, Inc.                                                       772
        11     Rayovac Corp. *                                                         285
        52     Sanmina-SCI Corp. *                                                     367

        10     Stoneridge, Inc. *                                                      137
       132     Symbol Technologies, Inc.                                             1,663
         5     Sypris Solutions, Inc.                                                   72
         1     Trimble Navigation LTD *                                                 28
         4     TTM Technologies, Inc. *                                                 35
        99     Vishay Intertechnology, Inc. *                                        1,272
         7     Watts Water Technologies, Inc., Class A                                 183

                                                                              ------------
                                                                                    13,883
               ENGINEERING SERVICES -- 0.2%
        10     URS Corp. *                                                             264
        11     Washington Group International, Inc. *                                  374

                                                                              ------------
                                                                                       638
               ENTERTAINMENT/LEISURE -- 1.1%
        17     AMC Entertainment, Inc. * +                                             329
         5     Ameristar Casinos, Inc.                                                 160
         5     Argosy Gaming Co. *                                                     176
        16     Aztar Corp. *                                                           428
         5     Boyd Gaming Corp.                                                       129
        23     Callaway Golf Co.                                                       247
         4     Isle of Capri Casinos, Inc. *                                            83
         9     K2, Inc. *                                                              122
         7     Navigant International, Inc. *                                          113
        12     Six Flags, Inc. *                                                        67
        71     WMS Industries, Inc. *                                                1,817

                                                                              ------------
                                                                                     3,671
               ENVIRONMENTAL SERVICES -- 0.2%
         5     Mine Safety Appliances Co.                                              216
        12     Republic Services, Inc.                                                 366
        11     Tetra Tech, Inc. *                                                      137

                                                                              ------------
                                                                                       719
               FINANCIAL SERVICES -- 5.5%
        57     Accredited Home Lenders Holding Co. *                                 2,196
        10     Advanta Corp., Class B                                                  230
         4     American Capital Strategies LTD                                         113
        89     AmeriCredit Corp. *                                                   1,862
       120     BankUnited Financial Corp., Class A *                                 3,493
        10     CompuCredit Corp. *                                                     184
        43     Eaton Vance Corp.                                                     1,741
         1     eSpeed, Inc., Class A *                                                   6
         0^^   ITLA Capital Corp. *                                                     14
        76     Jefferies Group, Inc.                                                 2,609
        32     Knight Trading Group, Inc., Class A *                                   294
         7     LaBranche & Co., Inc. *                                                  56
         4     New Century Financial Corp. *                                           256
        10     Ocwen Financial Corp. *                                                  95
        89     Raymond James Financial, Inc.                                         2,155
        11     Safeguard Scientifics, Inc. *                                            21
         4     Student Loan Corp.                                                      624
       146     The BISYS Group, Inc. *                                               2,126
        17     World Acceptance Corp. *                                                402
         4     WSFS Financial Corp.                                                    200

                                                                              ------------
                                                                                    18,677
               FOOD/BEVERAGE PRODUCTS -- 0.3%
        31     Chiquita Brands International, Inc. *                                   532
         5     Corn Products International, Inc.                                       207
         1     Flowers Foods, Inc.                                                      35
         0^^   J & J Snack Foods Corp. *                                                13
         4     Ralcorp Holdings, Inc. *                                                144
         4     Sanderson Farms, Inc.                                                   120
         0^^   Sensient Technologies Corp.                                               9

                                                                              ------------
                                                                                     1,060

               HEALTH CARE/HEALTH CARE SERVICES -- 7.7%
        91     Accredo Health, Inc. *                                                2,140
       376     Beverly Enterprises, Inc. *                                           2,846
         9     CONMED Corp. *                                                          242
        69     Cooper Companies, Inc.                                                4,717
        90     Covance, Inc. *                                                       3,593
        12     Cross Country Healthcare, Inc. *                                        187
         5     CTI Molecular Imaging, Inc. *                                            37
        11     Gentiva Health Services *                                               172
       137     Health Management Associates, Inc., Class A                           2,792
         0^^   Invacare Corp.                                                            5
         2     Inveresk Research Group, Inc. *                                          81
        18     Kindred Healthcare, Inc. *                                              427
         5     Kyphon, Inc. *                                                          131
        34     Manor Care, Inc.                                                      1,010
        10     Mariner Health Care, Inc. *                                             280
        10     NeuroMetrix, Inc. *                                                     102
        95     Omnicare, Inc.                                                        2,683
        50     Orthovita, Inc. *                                                       225
        12     Palatin Technologies, Inc. *                                             33
        70     Pediatrix Medical Group, Inc. *                                       3,857
         4     Province Healthcare Co. *                                                88
        13     PSS World Medical, Inc. *                                               127
         0^^   Sierra Health Services, Inc. *                                           19
        15     Sola International, Inc. *                                              291
         5     Steris Corp. *                                                          105
         0^^   SurModics, Inc. *                                                         5

                                                                              ------------
                                                                                    26,195
               HOTELS/OTHER LODGING -- 0.5%
        90     Hilton Hotels Corp.                                                   1,696
         6     La Quinta Corp. *                                                        48

                                                                              ------------
                                                                                     1,744
               INDUSTRIAL COMPONENTS -- 0.1%
        32     Lennox International, Inc.                                              471
               INSURANCE -- 4.6%
        17     Allmerica Financial Corp. *                                             460
        70     American Financial Group, Inc.                                        2,105
        12     AmerUs Group Co.                                                        476
        12     Argonaut Group, Inc. *                                                  218
         0^^   Baldwin & Lyons, Inc., Class B                                            9
        49     Commerce Group, Inc.                                                  2,361
        24     Delphi Financial Group, Inc., Class A                                   956
         5     Direct General Corp.                                                    139
        10     LandAmerica Financial Group, Inc.                                       460
         0^^   Nationwide Financial Services, Class A                                   11
         2     NYMAGIC, Inc.                                                            53
        64     Philadelphia Consolidated Holding Corp. *                             3,499
        46     PMA Capital Corp., Class A *                                            349
         1     ProAssurance Corp. *                                                     21
        21     Protective Life Corp.                                                   833
         4     RLI Corp.                                                               146
        23     SAFECO Corp.                                                          1,059
         8     Safety Insurance Group, Inc.                                            185
         8     Selective Insurance Group                                               309
         4     State Auto Financial Corp.                                              119
        16     Stewart Information Services Corp.                                      638
         4     The Midland Co.                                                         118
         0^^   The Navigators Group, Inc. *                                              9
         5     The Phoenix Companies, Inc.                                              52
         9     UICI                                                                    278
         0^^   United Fire & Casualty Co.                                               17
         7     Universal American Financial Corp. *                                     87
        13     Zenith National Insurance Corp.                                         546

                                                                              ------------
                                                                                    15,513

               INTERNET SERVICES/SOFTWARE -- 0.1%
         3     AsiaInfo Holdings, Inc. (China) *                                        16
        28     EarthLink, Inc. *                                                       284
        33     Homestore, Inc. *                                                        76
         0^^   Internet Security Systems, Inc. *                                         5
         0^^   ProQuest Co. *                                                           10
         6     Redback Networks, Inc. *                                                 32
         7     United Online, Inc. *                                                    71

                                                                              ------------
                                                                                       494
               LEASING -- 0.2%
        11     GATX Corp.                                                              301
         9     Interpool, Inc.                                                         171

                                                                              ------------
                                                                                       472
               MACHINERY & ENGINEERING EQUIPMENT -- 2.1%
       133     AGCO Corp. *                                                          3,008
        27     Applied Industrial Technologies, Inc.                                   954
        13     Cascade Corp.                                                           350
         5     Flowserve Corp. *                                                       114
         0^^   Kadant, Inc. *                                                            7
         1     NACCO Industries, Inc., Class A                                          95
         5     Regal-Beloit Corp.                                                      119
         9     Sauer-Danfoss, Inc.                                                     154
        97     Stewart & Stevenson Services, Inc.                                    1,709
         4     Tecumseh Products Co., Class A                                          167
         9     UNOVA, Inc. *                                                           128
         6     York International Corp.                                                186

                                                                              ------------
                                                                                     6,991
               MANUFACTURING -- 3.0%
         5     Actuant Corp., Class A *                                                190
        10     Acuity Brands, Inc.                                                     231
         5     AO Smith Corp.                                                          117
        13     Barnes Group, Inc.                                                      365
         5     CIRCOR International, Inc.                                               98
         3     ESCO Technologies, Inc. *                                               197
         0^^   Gardner Denver, Inc. *                                                    3
         8     Griffon Corp. *                                                         167
        59     Harsco Corp.                                                          2,626
        31     JLG Industries, Inc.                                                    521
        40     Joy Global, Inc.                                                      1,388
        11     NN, Inc.                                                                131
         3     Penn Engineering & Manufacturing Corp.                                   60
        10     Quanex Corp.                                                            497
        28     Terex Corp. *                                                         1,195
        92     Timken Co.                                                            2,275
        12     Walter Industries, Inc.                                                 186

                                                                              ------------
                                                                                    10,247
               METALS/MINING -- 1.4%
         7     Commercial Metals Co.                                                   270
         6     NS Group, Inc. *                                                        104
       327     The Shaw Group, Inc. *                                                3,928
        14     Valmont Industries, Inc.                                                286

                                                                              ------------
                                                                                     4,588
               MULTI-MEDIA -- 0.5%
         1     4Kids Entertainment, Inc. *                                              14
        11     Insight Communications Co., Inc. *                                       99
         5     Journal Register Co. *                                                   89
        17     Lodgenet Entertainment Corp. *                                          223
        44     Scholastic Corp. *                                                    1,344
        11     World Wrestling Entertainment, Inc.                                     138

                                                                              ------------
                                                                                     1,907

               OFFICE/BUSINESS EQUIPMENT -- 0.1%
         0^^   Global Imaging Systems, Inc. *                                            3
         8     United Stationers, Inc. *                                               343

                                                                              ------------
                                                                                       346
               OIL & GAS -- 5.9%
         5     Black Hills Corp.                                                       128
        62     Cabot Oil & Gas Corp.                                                 2,797
         2     CAL Dive International, Inc. *                                           61
       192     Chesapeake Energy Corp.                                               3,043
         8     Cimarex Energy Co. *                                                    287
        10     Comstock Resources, Inc. *                                              215
        23     Denbury Resources, Inc. *                                               587
        12     Energen Corp.                                                           603
         5     Hanover Compressor Co. *                                                 69
         6     Houston Exploration Co. *                                               350
         4     Lone Star Technologies, Inc. *                                          159
        30     Magnum Hunter Resources, Inc. *                                         345
         6     NUI Corp.                                                                73
         4     Oceaneering International, Inc. *                                       147
        15     Oil States International, Inc. *                                        277
        76     ONEOK, Inc.                                                           1,965
         9     RPC, Inc.                                                               168
        27     Southern Union Co. *                                                    560
        23     Southwest Gas Corp.                                                     544
        29     Southwestern Energy Co. *                                             1,201
        10     Stone Energy Corp. *                                                    424
       130     Superior Energy Services, Inc. *                                      1,679
        67     Swift Energy Co. *                                                    1,598
        22     Tesoro Petroleum Corp. *                                                647
        12     Todco, Class A *                                                        215
        35     Universal Compression Holding, Inc. *                                 1,192
        10     Veritas DGC, Inc. *                                                     232
        18     Vintage Petroleum, Inc.                                                 365
         0^^   World Fuel Services Corp.                                                14

                                                                              ------------
                                                                                    19,945
               PACKAGING -- 0.8%
         6     Chesapeake Corp.                                                        132
        55     Crown Holdings, Inc. *                                                  563
         6     Greif, Inc., Class A                                                    253
        45     Pactiv Corp. *                                                        1,043
         5     Rock-Tenn Co., Class A                                                   79
        12     Silgan Holdings, Inc.                                                   542

                                                                              ------------
                                                                                     2,612
               PAPER/FOREST PRODUCTS -- 0.2%
        11     Schweitzer-Mauduit International, Inc.                                  367
        15     Wausau-Mosinee Paper Corp.                                              256

                                                                              ------------
                                                                                       623
               PHARMACEUTICALS -- 1.3%
         9     Adolor Corp. *                                                          100
         4     Alpharma, Inc., Class A                                                  73
         6     AtheroGenics, Inc. *                                                    210
        14     Auxilium Pharmaceuticals, Inc. *                                        123
       145     AVANIR Pharmaceuticals, Class A *                                       410
         8     Barr Laboratories, Inc. *                                               342
        17     Cubist Pharmaceuticals, Inc. *                                          170
        25     Cypress Bioscience, Inc. *                                              286
         5     KV Pharmaceutical Co., Class A *                                         97
        56     KV Pharmaceutical Co., Class B *                                      1,024
       101     Nabi Biopharmaceuticals *                                             1,355
         5     Rigel Pharmaceuticals, Inc. *                                           121
         4     United Therapeutics Corp. *                                             150
         7     Valeant Pharmaceuticals International                                   166

                                                                              ------------
                                                                                     4,627

               PRINTING & PUBLISHING -- 0.3%
        15     Bowne & Co., Inc.                                                       194
        22     John H. Harland Co.                                                     702

                                                                              ------------
                                                                                       896
               REAL ESTATE -- 0.1%
        10     Jones Lang LaSalle, Inc. *                                              327

               REAL ESTATE INVESTMENT TRUST -- 5.2%
        15     Affordable Residential Communities, Inc.                                225
         4     Alexandria Real Estate Equities, Inc.                                   269
        47     American Financial Realty Trust                                         663
        28     American Home Mortgage Investment Corp.                                 783
        48     Anthracite Capital, Inc.                                                535
        10     Bedford Property Investors, Inc.                                        316
        16     Capital Automotive Real Estate Investment Trust                         507
         4     Capital Trust, Inc., Class A                                            119
        44     CarrAmerica Realty Corp.                                              1,451
         6     Crescent Real Estate Equities Co.                                        94
        30     Entertainment Properties Trust                                        1,142
        34     Equity Inns, Inc.                                                       337
        20     Gables Residential Trust                                                690
        14     Government Properties Trust, Inc.                                       132
        14     Highwoods Properties, Inc.                                              337
        18     IMPAC Mortgage Holdings, Inc.                                           476
        39     InnKeepers USA Trust                                                    481
        10     LaSalle Hotel Properties                                                268
        38     Lexington Corporate Properties Trust                                    827
        16     LTC Properties, Inc.                                                    288
        61     Meristar Hospitality Corp. *                                            331
        14     MFA Mortgage Investments, Inc.                                          129
        25     Mid-America Apartment Communities, Inc.                                 985
        23     National Health Investors, Inc.                                         646
         5     NovaStar Financial, Inc.                                                201
         6     Parkway Properties, Inc.                                                260
        16     Pennsylvania Real Estate Investment Trust                               615
        22     RAIT Investment Trust                                                   596
        11     Saul Centers, Inc.                                                      368
        24     Senior Housing Properties Trust                                         426
        32     SL Green Realty Corp.                                                 1,662
        10     Sun Communities, Inc.                                                   404
         5     Taubman Centers, Inc.                                                   137
         1     Urstadt Biddle Properties, Inc., Class A                                 17
        26     Ventas, Inc.                                                            669
         9     Winston Hotels, Inc.                                                     91

                                                                              ------------
                                                                                    17,477
               RESTAURANTS/FOOD SERVICES -- 1.4%
        13     Brinker International, Inc. *                                           396
        52     CEC Entertainment, Inc. *                                             1,924
        11     Jack in the Box, Inc. *                                                 340
        20     Landry's Restaurants, Inc.                                              546
         3     Papa John's International, Inc. *                                       104
         1     Ryan's Restaurant Group, Inc. *                                           7
        61     Sonic Corp. *                                                         1,554

                                                                              ------------
                                                                                     4,871
               RETAILING -- 4.3%
        14     Aaron Rents, Inc. +                                                     310
        12     Aeropostale, Inc. *                                                     316
        18     Asbury Automotive Group, Inc. *                                         248
         0^^   Bob Evans Farms                                                           3
         6     Brown Shoe Co., Inc.                                                    140
         5     Casey's General Stores, Inc.                                             91
        24     Cash America International, Inc.                                        587
        53     Charming Shoppes, Inc. *                                                375
       120     CSK Auto Corp. *                                                      1,593
        12     Dillards, Inc., Class A                                                 245

         8     Dress Barn, Inc. *                                                      134
         4     GameStop Corp. *                                                         70
         5     Genesco, Inc. *                                                         118
         4     Goody's Family Clothing, Inc.                                            31
         7     Great Atlantic & Pacific Tea Co., Inc. *                                 40
        14     Hollywood Entertainment Corp. *                                         137
         5     Insight Enterprises, Inc. *                                              84
         7     Jo-Ann Stores, Inc. *                                                   187
         0^^   Linens 'N Things, Inc. *                                                  2
       130     Men's Wearhouse, Inc. *                                               3,785
         0^^   Movado Group, Inc.                                                        7
        49     Movie Gallery, Inc.                                                     859
         2     Nash-Finch Co.                                                           50
        10     Pathmark Stores, Inc. *                                                  46
        13     Payless ShoeSource, Inc. *                                              135
        11     Pep Boys-Manny, Moe & Jack                                              158
        15     School Specialty, Inc. *                                                603
        20     ShopKo Stores, Inc. *                                                   350
         7     Smart & Final, Inc. *                                                   112
         5     Stage Stores, Inc. *                                                    171
        12     Systemax, Inc. *                                                         66
         4     The J. Jill Group, Inc. *                                                87
       125     The Sports Authority, Inc. *                                          2,902
         5     Too, Inc. *                                                              85
         3     United Auto Group, Inc.                                                  83
        42     Winn-Dixie Stores, Inc.                                                 130
         5     Zale Corp. *                                                            141

                                                                              ------------
                                                                                    14,481
               SEMI-CONDUCTORS -- 1.0%
         0^^   Actel Corp. *                                                             6
        19     Axcelis Technologies, Inc. *                                            154
        21     Cirrus Logic, Inc. *                                                     98
         2     Cohu, Inc.                                                               28
         8     Credence Systems Corp. *                                                 55
         1     Dupont Photomasks, Inc. *                                                 9
        10     ESS Technology, Inc. *                                                   70
         4     Exar Corp. *                                                             57
         7     Integrated Silicon Solutions, Inc. *                                     52
        15     Lattice Semiconductor Corp. *                                            73
       151     MKS Instruments, Inc. *                                               2,317
        15     ON Semiconductor Corp. *                                                 48
         4     Photronics, Inc. *                                                       66
         8     Silicon Storage Technology, Inc. *                                       48
        13     Skyworks Solutions, Inc. *                                              120
         4     Standard Microsystems Corp. *                                            68
        12     Vitesse Semiconductor Corp. *                                            33

                                                                              ------------
                                                                                     3,302
               SHIPPING/TRANSPORTATION -- 0.9%
       176     Swift Transportation Co., Inc. *                                      2,965
         4     USF Corp.                                                               144

                                                                              ------------
                                                                                     3,109
               STEEL -- 0.5%
        33     AK Steel Holding Corp. * +                                              272
        14     Reliance Steel & Aluminum Co.                                           548
        12     Ryerson Tull, Inc.                                                      208
         1     Schnitzer Steel Industries, Inc., Class A                                29
        20     Steel Dynamics, Inc.                                                    753

                                                                              ------------
                                                                                     1,810
               TELECOMMUNICATIONS -- 1.3%
       191     American Tower Corp., Class A *                                       2,936
         7     Arris Group, Inc. *                                                      38
        73     Cincinnati Bell, Inc. *                                                 253
         0     Commonwealth Telephone Enterprises, Inc. *                               17

        19     CT Communications, Inc.                                                 258
        10     General Communication, Inc., Class A *                                   90
         4     Hypercom Corp. *                                                         30
        23     ITC DeltaCom, Inc. *                                                    102
        17     MasTec, Inc. *                                                           88
        20     MRV Communications, Inc. *                                               49
         4     North Pittsburgh Systems, Inc.                                           83
        54     PTEK Holdings, Inc. *                                                   464
        10     Talk America Holdings, Inc. *                                            52
        16     Time Warner Telecom, Inc., Class A *                                     74

                                                                              ------------
                                                                                     4,534
               TELECOMMUNICATIONS EQUIPMENT -- 0.2%
        45     Andrew Corp. *                                                          549
         5     C-COR.net Corp. *                                                        46
        60     Corvis Corp. *                                                           48
         6     Ditech Communications Corp. *                                           136
         5     Remec, Inc. *                                                            22
        14     Sycamore Networks, Inc. *                                                52

                                                                              ------------
                                                                                       853
               TEXTILES -- 0.2%
        17     Angelica Corp.                                                          420
         6     UniFirst Corp.                                                          169

                                                                              ------------
                                                                                       589
               TIRE & RUBBER -- 0.2%
        27     Cooper Tire & Rubber Co.                                                549
        24     Goodyear Tire & Rubber Co. *                                            260

                                                                              ------------
                                                                                       809
               TOOLS/EQUIPMENT -- 0.3%
        40     Snap-On, Inc.                                                         1,105
               TOYS & GAMES -- 0.1%
         4     JAKKS Pacific, Inc. *                                                    81
         7     RC2 Corp. *                                                             220
         5     Steinway Musical Instruments, Inc. *                                    144

                                                                              ------------
                                                                                       445

               TRANSPORTATION -- 0.6%
         6     Covenant Transport, Inc., Class A *                                     114
        15     Genesee & Wyoming, Inc., Class A *                                      385
         6     Offshore Logistics, Inc. *                                              193
         8     Overseas Shipholding Group, Inc.                                        372
        18     RailAmerica, Inc. *                                                     199
        12     SCS Transportation, Inc. *                                              231
         4     The Greenbrier Companies, Inc.                                           86
         4     US Xpress Enterprises, Inc. *                                            80
        15     Werner Enterprises, Inc.                                                299

                                                                              ------------
                                                                                     1,959

               UTILITIES -- 4.8%
         7     Allegheny Energy, Inc. *                                                104
         0^^   American States Water Co.                                                10
         5     Atmos Energy Corp.                                                      118
        12     Avista Corp.                                                            214
         0     California Water Service Group                                           12
         6     CH Energy Group, Inc.                                                   270
         9     Cleco Corp.                                                             159
        56     CMS Energy Corp. *                                                      532
        21     El Paso Electric Co. *                                                  344
       105     IDACORP, Inc.                                                         3,060
        23     New Jersey Resources Corp.                                              948
         8     Northwest Natural Gas Co.                                               244
       108     PNM Resources, Inc.                                                   2,423
       151     Puget Energy, Inc.                                                    3,432

        69     Sierra Pacific Resources *                                              614
        11     South Jersey Industries, Inc.                                           511
         4     UIL Holdings Corp.                                                      197
        26     UniSource Energy Corp.                                                  640
        62     Vectren Corp.                                                         1,557
        17     WPS Resources Corp.                                                     781

                                                                              ------------
                                                                                    16,170

               WASTE MANAGEMENT -- 0.3%
       104     Allied Waste Industries, Inc. *                                         923
               ---------------------------------------------------------------------------
               Total Common Stocks                                                 314,756
               (Cost $260,856)
               ---------------------------------------------------------------------------

               INVESTMENT COMPANIES -- 2.7%
        52     iShares Russell 2000 Value Index Fund                                 8,993
        19     Technology Investment Capital Corp.                                     271
               ---------------------------------------------------------------------------
               Total Investment Companies                                            9,264
               (Cost $8,535)
               ---------------------------------------------------------------------------
               Total Long - Term Investments                                       324,020
               (Cost $269,391)

        SHORT - TERM INVESTMENTS - 6.8%

               U.S. TREASURY SECURITY -- 0.1%
       405     U.S. Treasury Notes & Bonds, 2.125%, 10/31/04 +                         405
               (Cost $405)
               ---------------------------------------------------------------------------
               MONEY MARKET FUND -- 6.7%
    22,773     JPMorgan Prime Money Market Fund (a)                                 22,773
               (Cost $22,773)
               ---------------------------------------------------------------------------
               Total Short - Term Investments                                       23,178
               (Cost $23,178)

------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 102.5%                                 $       347,198
               (COST $292,569)
               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5%)                       (8,370)

               NET ASSETS - 100.0%                                         $       338,828
------------------------------------------------------------------------------------------
             Percentages indicated are based on net assets of $338,828.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                                           NOTIONAL      UNREALIZED
  NUMBER                                                                                   VALUE AT     APPRECIATION
   OF                                                           EXPIRATION                 9/30/04      (DEPRECIATION)
CONTRACTS                DESCRIPTION                               DATE                     (USD)          (USD)
----------------------------------------------------------------------------------------------------------------------
                         LONG FUTURES OUTSTANDING
    10                   Russell 2000                         December, 2004             $      2,870   $           63

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                                  GROSS                GROSS                  NET UNREALIZED
   AGGREGATE                    UNREALIZED           UNREALIZED                APPRECIATION
     COST                      APPRECIATION         DEPRECIATION              (DEPRECIATION)
--------------------------------------------------------------------------------------------
$         292,569             $      61,232         $      (6,603)            $       54,629


ABBREVIATIONS:

 *     -    Non-income producing security.
 ^^    -    Amount rounds to less than one thousand.
 +     -    All or a portion of this security is segregated with the
            custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
(a)    -    Affiliated. Money market fund registered under the Investment
            Company Act of 1940, as amended and advised by J.P. Morgan
            Investment Management, Inc.
USD    -    United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                  JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

    SHARES         ISSUER                                                                      VALUE
-----------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS - 97.4%
                      COMMON STOCKS -- 96.6%
                      ADVERTISING -- 0.2%
              13      Lamar Advertising Co. *                                              $      544
                      AEROSPACE -- 0.5%
              28      Engineered Support Systems, Inc.                                          1,255
                      AIRLINES -- 0.4%
              30      JetBlue Airways Corp. *                                                     628
              32      Pinnacle Airlines Corp. *                                                   324

                                                                                           ----------
                                                                                                  952
                      APPAREL -- 0.3%
              37      The Warnaco Group, Inc. *                                                   819
                      AUTOMOTIVE -- 0.4%
              34      American Axle & Manufacturing Holdings, Inc.                                995
                      BANKING -- 4.0%
              23      East-West Bancorp, Inc.                                                     782
              11      Harbor Florida Bancshares, Inc.                                             339
              44      Investors Financial Services Corp.                                        1,981
               0^^    New York Community Bancorp, Inc.                                            0^^
              78      Southwest Bancorp of Texas, Inc.                                          1,579
             122      UCBH Holdings, Inc.                                                       4,751
              14      Wintrust Financial Corp.                                                    783

                                                                                           ----------
                                                                                               10,215
                      BIOTECHNOLOGY -- 3.8%
              62      Abgenix, Inc. *                                                             613
              14      Affymetrix, Inc. *                                                          427
              25      Charles River Laboratories International, Inc. *                          1,122
              57      Corgentech, Inc. *                                                          966
              80      ICOS Corp. *                                                              1,935
              64      Incyte Corp. *                                                              620
              13      Integra LifeSciences Holdings Corp. *                                       414
              35      Martek Biosciences Corp. *                                                1,683
              46      Maxygen, Inc. *                                                             458
              22      Pharmaceutical Product Development, Inc. *                                  774
              32      Telik, Inc. *                                                               702

                                                                                           ----------
                                                                                                9,714
                      BROADCASTING/CABLE -- 0.1%
              14      Salem Communications Corp., Class A *                                       357
                      BUSINESS SERVICES -- 6.4%
              21      Chemed Corp.                                                              1,190
              19      ChoicePoint, Inc. *                                                         808
             102      Cognizant Technology Solutions Corp. *                                    3,099
              93      DiamondCluster International, Inc., Class A *                             1,130
              80      Digital River, Inc. *                                                     2,391
              32      Fair Isaac Corp.                                                            940
              26      Hewitt Associates, Inc., Class A *                                          692
              25      Korn/Ferry International *                                                  454
              31      Labor Ready, Inc. *                                                         433
              51      Resources Connection, Inc. *                                              1,926
              19      Robert Half International, Inc.                                             485
              90      Sapient Corp. *                                                             687

              37      The Corporate Executive Board Co.                                         2,278

                                                                                           ----------
                                                                                               16,513
                      COMPUTER NETWORKS -- 1.1%
              32      Avocent Corp. *                                                             825
             108      Brocade Communications Systems, Inc. *                                      613
              17      Factset Research Systems, Inc.                                              805
              53      Foundry Networks, Inc. *                                                    507

                                                                                           ----------
                                                                                                2,750
                      COMPUTER SOFTWARE -- 7.1%
              57      Activision, Inc. *                                                          789
              43      Anteon International Corp. *                                              1,561
               7      Blackboard, Inc. *                                                          125
              54      CACI International, Inc., Class A *                                       2,845
              26      Cognos, Inc. (Canada) *                                                     930
              26      DSP Group, Inc. *                                                           545
             217      Epicor Software Corp. *                                                   2,612
              49      FileNet Corp. *                                                             858
              32      Hyperion Solutions Corp. *                                                1,092
              51      Informatica Corp. *                                                         300
              28      Jack Henry & Associates, Inc.                                               531
              39      Magma Design Automation, Inc. *                                             581
              21      NAVTEQ Corp. *                                                              745
              54      Quest Software, Inc. *                                                      605
              55      RSA Security, Inc. *                                                      1,056
              54      Secure Computing Corp. *                                                    407
              31      Serena Software, Inc. *                                                     515
             182      SkillSoft PLC, ADR *                                                      1,218
              32      THQ, Inc. *                                                                 619
              35      Verisity LTD *                                                              240

                                                                                           ----------
                                                                                               18,174
                      COMPUTERS/COMPUTER HARDWARE -- 1.2%
              67      Dot Hill Systems Corp. *                                                    540
              98      Emulex Corp. *                                                            1,127
              34      RadiSys Corp. *                                                             470
              15      Zebra Technologies Corp., Class A *                                         885

                                                                                           ----------
                                                                                                3,022
                      CONSTRUCTION -- 1.5%
              51      Dycom Industries, Inc. *                                                  1,456
              11      EMCOR Group, Inc. *                                                         418
              24      Hovnanian Enterprises, Inc., Class A *                                      970
               2      NVR, Inc. *                                                                 937

                                                                                           ----------
                                                                                                3,781
                      CONSTRUCTION MATERIALS -- 0.9%
              18      Beacon Roofing                                                              300
              11      Genlyte Group, Inc. *                                                       715
              31      Trex Co., Inc. *                                                          1,350

                                                                                           ----------
                                                                                                2,365
                      CONSUMER PRODUCTS -- 0.4%
              41      Wolverine World Wide, Inc.                                                1,033
                      CONSUMER SERVICES -- 1.1%
              28      Corinthian Colleges, Inc. *                                                 379
              17      Corrections Corp. of America *                                              614
              10      iPayment Holdings, Inc. *                                                   418
              37      Laureate Education, Inc. *                                                1,385

                                                                                           ----------
                                                                                                2,796
                      DISTRIBUTION -- 0.3%
              24      Hughes Supply, Inc.                                                         724
                      ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.3%

              33      Ametek, Inc.                                                                989
              53      Benchmark Electronics, Inc. *                                             1,576
              25      Fisher Scientific International *                                         1,482
             174      GrafTech International LTD *                                              2,431
              28      Photon Dynamics, Inc. *                                                     570
              60      Symbol Technologies, Inc.                                                   764
              75      TTM Technologies, Inc. *                                                    663

                                                                                           ----------
                                                                                                8,475
                      ENGINEERING SERVICES -- 0.4%
              30      Chicago Bridge & Iron Co., N.Y.
                      Registered Shares                                                           909
                      (The Netherlands)
                      ENTERTAINMENT/LEISURE -- 3.3%
              47      Alliance Gaming Corp. *                                                     711
              53      Boyd Gaming Corp.                                                         1,479
              24      Lions Gate Entertainment Corp. (Canada) *                                   211
              98      Pinnacle Entertainment, Inc. *                                            1,348
              64      Station Casinos, Inc.                                                     3,158
              59      WMS Industries, Inc. *                                                    1,521

                                                                                           ----------
                                                                                                8,428
                      ENVIRONMENTAL SERVICES -- 0.3%
              22      Waste Connections, Inc. *                                                   702
                      FINANCIAL SERVICES -- 3.8%
              47      Affiliated Managers Group, Inc. *                                         2,493
              25      BankUnited Financial Corp., Class A *                                       723
             128      CapitalSource, Inc. *                                                     2,855
             113      Collegiate Funding Services LLC *                                         1,414
              12      Eaton Vance Corp.                                                           471
              36      Nelnet, Inc. *                                                              808
              22      The First Marblehead Corp. *                                              1,001

                                                                                           ----------
                                                                                                9,765
                      FOOD/BEVERAGE PRODUCTS -- 1.8%
              29      Constellation Brands, Inc., Class A *                                     1,108
              40      Cott Corp. (Canada) *                                                     1,140
              31      Hain Celestial Group, Inc. *                                                540
              26      Performance Food Group Co. *                                                604
              14      The J.M. Smucker Co.                                                        600
              21      United Natural Foods, Inc. *                                                545

                                                                                           ----------
                                                                                                4,537
                      HEALTH CARE/HEALTH CARE SERVICES -- 16.7%
              36      Advanced Medical Optics, Inc. *                                           1,405
              25      Advanced Neuromodulation Systems, Inc. *                                    771
              47      Amedisys, Inc. *                                                          1,411
              95      AmSurg Corp. *                                                            2,014
              44      Animas Corp. *                                                              710
              23      Arrow International, Inc.                                                   681
              54      ArthroCare Corp. *                                                        1,567
              21      Beckman Coulter, Inc.                                                     1,164
             111      Community Health Systems, Inc. *                                          2,961
              16      Cooper Companies, Inc.                                                    1,076
              52      Covance, Inc. *                                                           2,090
              77      Cutera, Inc. *                                                              873
              30      Cytyc Corp. *                                                               722
              38      DaVita, Inc. *                                                            1,177
              15      Henry Schein, Inc. *                                                        952
              59      Inamed Corp. *                                                            2,817
              24      Inveresk Research Group, Inc. *                                             900
               5      Kinetic Concepts, Inc. *                                                    268
              29      LabOne, Inc. *                                                              853
              44      LCA-Vision, Inc.                                                          1,127
              69      LifePoint Hospitals, Inc. *                                               2,068
              36      Merit Medical Systems, Inc. *                                               548
              57      Odyssey HealthCare, Inc. *                                                1,012

              22      Patterson Companies, Inc. *                                               1,700
              51      Pediatrix Medical Group, Inc. *                                           2,810
              57      Psychiatric Solutions, Inc. *                                             1,445
               9      ResMed, Inc. *                                                              428
              43      Select Medical Corp.                                                        583
              88      United Surgical Partners International, Inc. *                            3,006
             102      VCA Antech, Inc. *                                                        2,104
               8      Wellcare Health Plans, Inc. *                                               153
              39      WellChoice, Inc. *                                                        1,472

                                                                                           ----------
                                                                                               42,868
                      HOTELS/OTHER LODGING -- 0.2%
               9      Mandalay Resort Group                                                       611
                      INSURANCE -- 0.4%
              66      Bristol West Holdings, Inc.                                               1,135
                      INTERNET SERVICES/SOFTWARE -- 2.3%
             130      Agile Software Corp. *                                                    1,031
              51      Ask Jeeves, Inc. *                                                        1,652
             209      Autobytel, Inc. *                                                         1,878
              60      eCollege.com, Inc. *                                                        582
              32      Monster Worldwide, Inc. *                                                   794

                                                                                           ----------
                                                                                                5,937
                      MACHINERY & ENGINEERING EQUIPMENT -- 1.3%
              15      Bucyrus International, Inc. *                                               517
              45      Cognex Corp.                                                              1,190
              31      Graco, Inc.                                                               1,032
              14      The Middleby Corp. *                                                        737

                                                                                           ----------
                                                                                                3,476
                      MANUFACTURING -- 1.0%
              14      Clarcor, Inc.                                                               686
              16      ESCO Technologies, Inc. *                                                 1,105
              24      Lincoln Electric Holdings, Inc.                                             746

                                                                                           ----------
                                                                                                2,537
                      METALS/MINING -- 0.8%
              26      Arch Coal, Inc.                                                             912
              30      CONSOL Energy, Inc.                                                       1,061

                                                                                           ----------
                                                                                                1,973
                      MULTI-MEDIA -- 1.1%
             105      Citadel Broadcasting Corp. *                                              1,342
             105      Cumulus Media, Inc., Class A *                                            1,515

                                                                                           ----------
                                                                                                2,857
                      OFFICE/BUSINESS EQUIPMENT -- 0.2%
              25      Herman Miller, Inc.                                                         613
                      OIL & GAS -- 5.1%
              44      Grant Prideco, Inc. *                                                       898
              26      National-Oilwell, Inc. *                                                    860
             250      Newpark Resources, Inc. *                                                 1,498
              74      Patina Oil & Gas Corp.                                                    2,190
              90      Patterson-UTI Energy, Inc.                                                1,711
              84      Pride International, Inc. *                                               1,660
              79      Quicksilver Resources, Inc. *                                             2,587
              52      Tetra Technologies, Inc. *                                                1,611

                                                                                           ----------
                                                                                               13,015
                      PHARMACEUTICALS -- 3.3%
              74      Alkermes, Inc. *                                                            857
              19      Amylin Pharmaceuticals, Inc. *                                              384
              86      Dyax Corp. *                                                                659
              58      First Horizon Pharmaceutical Corp. *                                      1,152
              52      Isis Pharmaceuticals, Inc. *                                                253

              43      Medicines Co. *                                                           1,048
              16      Medicis Pharmaceutical Corp., Class A                                       630
              27      Nabi Biopharmaceuticals *                                                   359
              15      Neurocrine Biosciences, Inc. *                                              717
              25      NPS Pharmaceuticals, Inc. *                                                 553
               9      OSI Pharmaceuticals, Inc. *                                                 535
              36      Penwest Pharmaceuticals Co. *                                               401
              18      Taro Pharmaceutical Industries LTD (Israel) *                               430
              28      Zymogenetics, Inc. *                                                        489

                                                                                           ----------
                                                                                                8,467
                      REAL ESTATE INVESTMENT TRUST -- 1.4%
              13      American Financial Realty Trust                                             188
              29      BioMed Realty Trust, Inc.                                                   510
              14      Government Properties Trust, Inc.                                           136
              18      Highland Hospitality Corp.                                                  200
              24      The Mills Corp.                                                           1,235
              54      Ventas, Inc.                                                              1,391

                                                                                           ----------
                                                                                                3,660
                      RESTAURANTS/FOOD SERVICES -- 2.1%
              28      Applebee's International, Inc.                                              696
              91      CKE Restaurants, Inc. *                                                   1,000
              17      P.F. Chang's China Bistro, Inc. *                                           829
              24      Panera Bread Co., Class A *                                                 905
              29      Rare Hospitality International, Inc. *                                      769
              48      Ruby Tuesday, Inc.                                                        1,323

                                                                                           ----------
                                                                                                5,522
                      RETAILING -- 4.9%
              16      Advanced Auto Parts, Inc. *                                                 545
              49      Aeropostale, Inc. *                                                       1,284
              66      AnnTaylor Stores Corp. *                                                  1,540
              56      Chico's FAS, Inc. *                                                       1,923
              32      Electronics Boutique Holdings Corp. *                                     1,078
              28      Guitar Center, Inc. *                                                     1,191
              23      Hot Topic, Inc. *                                                           387
              39      Linens 'N Things, Inc. *                                                    906
              15      Michaels Stores, Inc.                                                       891
              59      Pacific Sunwear of California, Inc. *                                     1,231
              43      PETCO Animal Supplies, Inc. *                                             1,411
              11      Tractor Supply Co. *                                                        355

                                                                                           ----------
                                                                                               12,742
                      SEMI-CONDUCTORS -- 6.0%
              31      Actel Corp. *                                                               472
              28      Artisan Components, Inc. *                                                  818
              85      ATMI, Inc. *                                                              1,733
              34      August Technology Corp. *                                                   235
              59      Cree, Inc. *                                                              1,801
              49      Cymer, Inc. *                                                             1,404
              46      Exar Corp. *                                                                654
              40      Helix Technology Corp.                                                      549
              25      Intersil Corp., Class A                                                     392
             215      Microsemi Corp. *                                                         3,030
              64      Nvidia Corp. *                                                              928
              36      Power Integrations, Inc. *                                                  738
              29      Rudolph Technologies, Inc. *                                                487
              98      Silicon Image, Inc. *                                                     1,232
              19      Standard Microsystems Corp. *                                               327
               5      Volterra Semiconductor Corp. *                                               57
              38      Zoran Corp. *                                                               603

                                                                                           ----------
                                                                                               15,460
                      SHIPPING/TRANSPORTATION -- 0.7%
              29      UTI Worldwide, Inc. (Virgin Islands)                                      1,713
                      STEEL -- 0.4%

              28      Steel Dynamics, Inc.                                                      1,066
                      TELECOMMUNICATIONS -- 2.4%
              65      Aeroflex, Inc. *                                                            682
              94      American Tower Corp., Class A *                                           1,449
             104      Arris Group, Inc. *                                                         544
              62      Nextel Partners, Inc., Class A *                                          1,025
              55      Tekelec *                                                                   910
              66      Western Wireless Corp., Class A *                                         1,697

                                                                                           ----------
                                                                                                6,307
                      TELECOMMUNICATIONS EQUIPMENT -- 1.6%
              48      Anaren, Inc. *                                                              639
              39      Andrew Corp. *                                                              473
              32      C-COR.net Corp. *                                                           271
              53      Comverse Technology, Inc. *                                                 989
              83      Polycom, Inc. *                                                           1,650

                                                                                           ----------
                                                                                                4,022
                      TRANSPORTATION -- 2.1%
              47      EGL, Inc. *                                                               1,410
              25      JB Hunt Transport Services, Inc.                                            937
              43      Landstar System, Inc. *                                                   2,511
              17      Old Dominion Freight Line, Inc. *                                           492

                                                                                           ----------
                                                                                                5,350

                      -------------------------------------------------------------------------------
                      Total Common Stocks                                                     248,156
                      (Cost $224,408)
                      -------------------------------------------------------------------------------
                      INVESTMENT COMPANIES -- 0.8%
              28      Apollo Investment Corp.                                                     400
              15      I Shares Trust - Russell 2000 Index Fund                                  1,731
                      -------------------------------------------------------------------------------
                      Total Investment Companies                                                2,131
                      (Cost $2,134)
                      -------------------------------------------------------------------------------

                      Total Long - Term Investments                                           250,287
                      (Cost $226,542)
                      -------------------------------------------------------------------------------

             SHORT - TERM INVESTMENTS - 3.0%

                      MONEY MARKET FUND -- 3.0%
           7,701      JPMorgan Prime Money Market Fund (a)                                      7,701
                      (Cost $7,701)
                      -------------------------------------------------------------------------------

                      TOTAL INVESTMENTS -- 100.4%                                          $  257,988
                      (COST $234,243)
                      LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                             (973)

                      NET ASSET - 100.0%                                                   $  257,015

                      -------------------------------------------------------------------------------
                      Percentages indicated are based on net assets of $257,015.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                     GROSS              GROSS       NET UNREALIZED
     AGGREGATE     UNREALIZED         UNREALIZED     APPRECIATION
        COST      APPRECIATION       DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------
$       234,243   $     35,085       $    (11,340)  $       23,745

ABBREVIATIONS:

*     -    Non-income producing security.
^^    -    Amount rounds to less than one thousand.
(a)   -    Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

ADR   -    American Depositary Receipt.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     J.P. Morgan Fleming Series Trust
            --------------------------------------------------------------------

By (Signature and Title)         /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                 Stephanie J. Dorsey, Treasurer

Date                             November 19, 2004
    ----------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                 Stephanie J. Dorsey, Treasurer

Date                             November 19, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)         /s/ George C.W. Gatch
                        --------------------------------------------------------
                                 George C.W. Gatch, President

Date                             November 23, 2004
    ----------------------------------------------------------------------------